Financial instruments and related disclosures - Fair Values of Derivatives Held (Parenthetical) (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Principal amount	2,000,000,000
Interest rate swap contract [member] | Non Current [Member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	637,000,000
Foreign Exchange Contracts [member] | Cash Flow Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	1,746,000,000	1,809,000,000
Foreign Exchange Contracts [member] | Net Investment Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	17,928,000,000	15,471,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Interest rate swap contract [member] | Cash Flow Hedges [member] | Non Current [Member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	850,000,000	1,267,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Interest rate swap contract [member] | Cash Flow Hedges [member] | Current [Member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	637,000,000	0
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Foreign Exchange Contracts [member] | Cash Flow Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	1,746,000,000	1,809,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Foreign Exchange Contracts [member] | Net Investment Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	9,376,000,000	7,316,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cross currency swap [member] | Net Investment Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	1,514,000,000	1,575,000,000
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	18,856,000,000	18,537,000,000